STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

17.STOCK-BASED COMPENSATION

A)	Employee Stock Option Plan (“ESOP”)

The Company’s ESOP provides for the grant of stock options to directors, officers, employees and service providers to purchase common shares. Under the ESOP, stock options are granted at the fair market value of the underlying shares on the day prior to the date of grant. The number of common shares that may be reserved for issuance to any one person pursuant to stock options (under the ESOP or otherwise), warrants, share purchase plans or other arrangements may not exceed 5.0% of the Company’s common shares issued and outstanding at the date of grant.

On April 24, 2021, the Compensation Committee of the Board adopted a policy pursuant to which stock options granted after that date have a maximum term of five years. In 2021, the shareholders approved a resolution to increase the number of common shares reserved for issuance under the ESOP to 38,700,000 common shares.

Of the stock options granted under the ESOP, 25% vest within 30 days of the grant date and the remaining stock options vest in equal installments on the next three anniversary dates of the grant. Upon the exercise of stock options under the ESOP, the Company issues common shares from treasury to settle the obligation.

17.STOCK-BASED COMPENSATION (Continued)

The following table sets out activity with respect to Agnico Eagle’s outstanding stock options:

	Year Ended			Year Ended
	December 31, 2024			December 31, 2023
		Weighted			Weighted
	Number of	Average		Number of	Average
	Stock	Exercise		Stock	Exercise
	Options	Price		Options	Price
Outstanding, beginning of year	4,646,412	C$	77.54	4,976,636	C$	75.04
Granted	1,021,400		72.65	873,950		70.36
Exercised	(3,402,181)		79.34	(940,921)		57.68
Forfeited	(126,933)		76.81	(240,603)		78.03
Expired	(12,925)		74.90	(22,650)		71.95
Outstanding, end of year	2,125,773	C$	72.37	4,646,412	C$	77.54
Options exercisable, end of year	632,584	C$	76.15	2,950,555	C$	80.18

The average closing share price of Agnico Eagle’s common shares during the year ended December 31, 2024 was C$94.89 (2023 — C$68.94).

The weighted average grant date fair value of stock options granted in 2024 was C$13.85 (2023 — C$17.00). The following table sets out information about Agnico Eagle’s stock options outstanding and exercisable as at December 31, 2024:

	Stock Options Outstanding				Stock Options Exercisable
		Weighted				Weighted
		Average	Weighted			Average
		Remaining	Average			Remaining	Weighted
	Number	Contractual	Exercise		Number	Contractual	Average
Range of Exercise Prices	Outstanding	Life	Price		Exercisable	Life	Exercise Price
C$67.19 - C$72.65	1,904,223	3.13	C$	70.38	411,034	2.61	C$	68.94
C$79.98 - C$89.59	221,550	1.01		89.52	221,550	1.01		89.52
C$67.19 - C$89.59	2,125,773	2.91	C$	72.37	632,584	2.05	C$	76.15

The Company has reserved for issuance 2,125,773 common shares in the event that these stock options are exercised.

The number of common shares available for the grant of stock options under the ESOP as at December 31, 2024 was 2,137,825.

Agnico Eagle estimated the fair value of stock options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended
	December 31,
	2024	2023
Risk-free interest rate	4.11%	4.26%
Expected life of stock options (in years)	2.4	2.5
Expected volatility of Agnico Eagle’s share price	32.0%	36.0%
Expected dividend yield	3.0%	3.6%

The Company uses historical volatility to estimate the expected volatility of Agnico Eagle’s share price. The expected term of stock options granted is derived from historical data on employee exercise and post-vesting employment termination experience.

17.STOCK-BASED COMPENSATION (Continued)

Compensation expense related to the ESOP amounted to $10.3 million for the year ended December 31, 2024 (2023 — $12.1 million).

Subsequent to the year ended December 31, 2024, 873,464 stock options were granted under the ESOP, of which 218,366 stock options vested within 30 days of the grant date. The remaining stock options, all of which expire in 2030, vest in equal installments on each anniversary date of the grant over a three-year period.

B)Incentive Share Purchase Plan (“ISPP”)

In 2024, 801,645 common shares were subscribed for under the ISPP (2023 – 885,842) for a value of $55.5 million (2023 — $44.8 million). Eligible participants under the ISPP may contribute up to 10% of their basic annual salaries to subscribe for common shares of the Company and the Company will contribute an amount equal to 50.0% of each participant’s contribution. All common shares subscribed for under the ISPP are issued by the Company. In April 2024, the Company’s shareholders approved an increase in the maximum number of common shares reserved for issuance under the ISPP to 13,600,000 from 9,600,000 . As at December 31, 2024, Agnico Eagle has reserved for issuance 3,570,046 common shares(2023 — 371,691) under the ISPP.

The total compensation cost recognized in 2024 related to the ISPP was $18.5 million (2023 — $14.9 million).

C)RSU Plan

The Company offers a RSU plan for certain employees, directors and senior executives of the Company.

A deferred compensation balance is recorded for the total grant date value on the date of each RSU plan grant. The deferred compensation balance is recorded as a reduction of equity and is amortized as compensation expense over the vesting period of up to three years.

The following table sets out activity with respect to the Company’s RSUs for the years ended December 31, 2024 and 2023:

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
		Weighted		Weighted
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	units	Fair Value	units	Fair Value
Outstanding, beginning of year	1,023,648	$51.02	912,823	$56.28
Granted	527,623	53.27	599,004	54.50
Vested	(496,898)	47.47	(477,016)	65.37
Forfeited	(32,448)	51.82	(11,163)	55.34
Outstanding, end of year	1,021,925	$53.88	1,023,648	$51.02

In 2024, the Company funded the RSU plan by transferring $37.7 million (2023 — $32.0 million) to an employee benefit trust that then purchased common shares of the Company in the open market. The grant date fair value of the RSUs generally approximates the cost of purchasing the shares in the open market. Once vested, the common shares in the trust are distributed to settle the obligation along with a cash payment reflecting the accumulated amount that would have been paid as dividends had the common shares been outstanding.

17.STOCK-BASED COMPENSATION (Continued)

Compensation expense related to the RSU plan was $30.4 million in 2024 (2023 — $38.1 million). Compensation expense related to the RSU plan is included in the production and general and administrative line items, as applicable, in the consolidated statements of income.

Subsequent to the year ended December 31, 2024, 415,465 RSUs were granted under the RSU plan.

D)PSU Plan

The Company offers a PSU plan for senior executives of the Company. PSUs are subject to vesting requirements over a three-year period based on specific performance measurements established by the Company. The PSUs are accounted for as cash-settled share-based liabilities. At each reporting date and on settlement, the share-based liabilities are remeasured, with changes in fair value recognized as share-based compensation expense in the period.

In 2024, 182,400 PSUs were granted (2023 — 154,000). The value of a PSU at the grant date approximates the market price of a common share of the Company on that date.

Compensation expense related to the PSU plan was $19.6 million in 2024 (2023 — $15.5 million). Compensation expense related to the PSU plan is included in the production and general and administrative line items, as applicable, in the consolidated statements of income.

Subsequent to the year ended December 31, 2024, 129,300 PSUs were granted under the PSU plan.